Schedule of Roll Forward of Redeemable Preferred Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Beginning balance	$ 5,725	$ 5,014
Additions from new investment		200
Distributions	(1,539)	(131)
Additions from reinvestment	587	642
Ending balance	$ 4,773	$ 5,725